Long-term Debt	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Long-Term Debt
11. Long-term Debt
Debt consisted of the following at December 31, 2023 and 2022:

	As of December 31, 2023	As of December 31, 2022
PNC Facility	$81,250	$81,250
Total	81,250	81,250
Unamortized debt issuance costs	(609)	(949)
Total debt	$80,641	$80,301
Credit Facilities
On April 30, 2021, the Company entered into a Loan Facility with PNC (“PNC Loan Facility”) collateralized by the Company’s assets and outstanding patient accounts receivable. The PNC Loan Facility is guaranteed on a limited basis by the Company and stockholder of AON Partners and Partners of Maryland. $34.6 million of proceeds from the PNC Loan Facility was used to pay off the Company’s previous term loans and revolver with Truist Bank. The remaining funds were made available for working capital and acquisition of additional physician practices.
The PNC Loan Facility is interest-only with total principal due at maturity on April 30, 2024. Interest originally accrued at one-month LIBOR or an alternate base rate plus 1.45%. The maximum balance of the PNC Loan Facility (“Borrowing Base”) is limited to the lesser of the Facility Limit ($65.0 million) or the fair value of the Company’s patient accounts receivable. The Company must maintain a balance of the lesser of the Borrowing Base or 65% of the Facility Limit in the first year and 75% of the Facility Limit in subsequent years (“minimum funding threshold”). The Company can repay the PNC Loan Facility up to the minimum funding threshold at any time without penalty. In accordance with the PNC Loan Facility, the Company pledged $10.0 million of collateral as restricted cash to be released quarterly in increments of $2.5 million. The restricted cash was fully released as of December 31, 2023 and 2022.
On April 30, 2021, the Company entered into a $5.0 million revolving line of credit agreement (“PNC Line of Credit”). The PNC Line of Credit has an expiration date of April 30, 2024 and originally bore interest at a rate per annum equal to the sum of the daily LIBOR rate plus 1.65% or an alternate base rate plus 0.65% and is due on the first day of each month beginning June 1, 2021. Any outstanding principal and accrued interest will be due on the expiration date. Beginning July 1, 2021, quarterly bank fees equal to 1.65% per day per annum are due in arrears and will continue on the first day of each quarter thereafter. All debt related to the PNC Line of Credit is collateralized by the Company’s assets. As of December 31, 2023 and 2022, no draws had been made on the PNC Line of Credit. The Company is also subject to a 0.20% unused line fee calculated per annum on the unused balance of the PNC Line of Credit.
On July 29, 2021, the Company amended the PNC Loan Facility increasing the Facility Limit to $75.0 million. On February 14, 2022, the Company further amended the PNC Loan Facility and Line of Credit agreements. The primary changes included an increase of the Facility limit from $75.0 million to $125.0 million, an increase of the PNC Line of Credit availability from $5.0 million to $10.0 million, interest charges to be calculated based on the Bloomberg Short-Term Bank Yield Index plus 1.65% and certain financial covenants. As part of the amendment, the Company drew an additional $16.3 million in proceeds under the Loan Facility. On August 15, 2022, the PNC Loan Facility and Line of Credit agreements were amended again to reduce the availability under the PNC Line of Credit from $10.0 million to $1.0 million.
Effective November 23, 2022, the Company entered into Waiver and Amendment No. 6 (“Waiver and Amendment”) under its PNC Loan Facility as the Company was not in compliance with the Delinquency Ratio financial covenant for the period ending October 31, 2022 and the requirement to provide certain annual financial statements. The Waiver and Amendment waives each event of default and also revised future delinquency percentages and financial statement requirements.
On June 30, 2023, the Company entered into Amendment No. 7 (“Amendment 7”) to its PNC Loan Facility which extended the maturity date from April 30, 2024 to June 30, 2026. In connection with Amendment 7, the Company paid additional debt issuance costs of $0.4 million which will be amortized over the revised remaining life of the Loan Facility. In addition, Amendment 7 revised the definition of the minimum funding threshold to limit the threshold multiplier to 65% of the Facility Limit.
On January 16, 2024, the Company entered into Amendment No. 3 (“Amendment 3”) to its PNC Line of Credit to modify certain definitions such as “change in control”. In addition, the Amendment 3 also amended certain debt covenants, such as EBITDA thresholds. The effective date of Amendment 3 is December 31, 2023.
The PNC Loan Facility and PNC Line of Credit nonfinancial covenants include restrictions related to unpermitted property liens and the requirement of audited financial statements. Both agreements also contain several financial covenants, including the following ratios: accounts receivable default, delinquency, dilution, days sales outstanding, leverage, and fixed charge coverage. As of December 31, 2023, the Company was in compliance with all financial and nonfinancial debt covenants as required by both loan agreements.